Business combination_Details of Business combination (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Identifiable assets and liabilities recognized
Profit from bargain purchase	₩ 67,427 [1]
Woori Financial Capital Co., Ltd.
Disclosure of detailed information about business combination [Line Items]
Name of acquiree	Woori Financial Capital Co., Ltd.
Description of acquiree	formerly Aju Capital Co., Ltd.
Date of acquisition	Oct. 20, 2020
Percentage of voting equity interests acquired	76.80%
Description of how acquirer obtained control of acquiree	The Group acquired substantial control over Aju Capital Co., Ltd. on October 20, 2020, and completed the acquisition of 76.8% (excluding treasury stocks, 74.0% interest including treasury stocks) stake in Woori Financial Capital Co., Ltd. (formerly Aju Capital Co., Ltd.) on December 10, 2020.
Description of primary reasons for business combination	The main reasons for the business combination are to maximize synergy between the consolidated subsidiaries and to strengthen the non-bank business portfolio.
Explanation of effect of changes in composition of entity during interim period	If, within one year of the acquisition date, new information obtained about the facts and circumstances that existed at the acquisition date requires the adjustment of the amounts recognized at the acquisition date, or the recognition of additional provisions existing at the acquisition date, the accounting for the business combination will be adjusted.
Description Of Operating Income and Net Income Of The Group	The operating profit and net loss of Woori Financial Capital Co., Ltd., reflected in the consolidated statement of comprehensive income for the three months after the date of obtaining substantial control(October 20, 2020), are 21,163 million won and 30,349 million won, respectively. Had Woori Financial Capital Co., Ltd. been acquired from January 1, 2020, the consolidated statement of comprehensive income would have shown operating profit and net income of Woori Financial Capital Co., Ltd. for 138,116 and 58,980 million won, respectively.
Identifiable assets and liabilities recognized
Cash and Cash equivalents	₩ 259,275
Financial assets at FVTPL	575,569
Financial assets at amortized cost	6,489,669
investment properties	10,557
Premises and equipment and right-of-use assets	7,367
Intangible assets	8,681
Deferred tax assets	6,676
Other assets	1,103,542
Asset total	8,461,336
Financial liabilities	7,559,535
Provisions	21,129
Deferred tax liabilities	27,762
Other liabilities	48,327
Liabilities total	7,656,753
Identifiable net fair value	804,583
Transfer price	572,333
Non-controlling interest	164,823
Profit from bargain purchase	₩ 67,427
Description of measurement basis for non-controlling interest in acquiree recognised at acquisition date	The Group measured the non-controlling interest in Woori Financial Capital acquired at fair value.
Description of line item in statement of comprehensive income in which gain in bargain purchase transaction is recognised	Included in other non-operating income in the consolidated comprehensive income statement.
Description of reasons why bargain purchase transaction resulted in gain	Gain from a bargain purchase was recognized as the identifiable net assets exceeded the consideration transferred plus the fair value of non-controlling interest.
Disclosure Of Financial Assets At Amortised Cost Recognised As Of Acquisition Date	The acquired financial assets at amortized cost were estimated at fair value. The contractual total of the financial assets at amortized cost of Woori Financial Capital Co., Ltd. is 6,669,123 million won (including 4,531 million won in financial lease receivables), and the contractual cash flows that are not expected to be recovered as of the acquisition date are 179,454 million won. (including 710 million won in financial lease receivables)
Disclosure Of Intangible Assets Recognized As Of Acquisition Date	As 61,396 million won of Woori Financial Capital Co., Ltd.'s goodwill recognized at the acquisition of Woori Savings Bank is not an identifiable asset, it has been fully deducted. As the core deposits of Woori Savings Bank are determined to be separately identifiable intangible assets, an additional 1,278 million won was recognized, which was calculated by the fair value assessment through cost reduction method. The cost reduction method is to evaluate the reduced capital raising cost discounted as present value by comparing the cost of financing through deposits generated from stable customer relationships with the cost of financing through other sources.
The Total Contractual Amount	₩ 6,669,123
Contractual cash flows that are not expected to be recovered	179,454
Business combination cost	₩ 1,071
Description of line items in statement of comprehensive income for amounts of acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	The amount was recognized as a fee expense in the consolidated statement of comprehensive income of the Group.
Net cash outflows due to business combination	₩ 313,058
Intangible assets related to core deposits	₩ 1,278

[1]	Included 67,427 million Won of profit from bargain purchase for the year ended December 31, 2020.